IFRS16 LEASES - Lease Liability and Right of Use Asset (Details) € in Millions	Jan. 01, 2019 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability	€ 397
Right of Use Asset	393
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability	212
Right of Use Asset	208
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability	35
Right of Use Asset	35
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability	5
Right of Use Asset	5
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability	145
Right of Use Asset	€ 145